Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill
Goodwill

	Online Game Related Operation		Film, Television and Others	Total
	PRC	International
	RMB	RMB	RMB	RMB
Balance as of December 31, 2009	110,606,000	-	5,650,000	116,256,000
Increase in goodwill related to acquisition	-	145,663,228	221,705,604	367,368,832
Impairment losses	-	-	-	-

Balance as of December 31, 2010	110,606,000	145,663,228	227,355,604	483,624,832

Increase in goodwill related to acquisition	1,818,861	198,036,541	-	199,855,402
Disposal	-	-	(227,355,604)	(227,355,604)
Impairment losses	-	-	-	-
Currency translation adjustment	-	10,203,883	-	10,203,883

Balance as of December 31, 2011	112,424,861	353,903,652	-	466,328,513